Disclosure of detailed information about commitments (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
Statements Line Items
Debt repayments	$ 8,020
Interest payments	50
Operating leases	92
Undiscounted contractual obligations and commitments	8,162
1 Year [Member]
Statements Line Items
Debt repayments	1,000
Interest payments	50
Operating leases	75
Undiscounted contractual obligations and commitments	1,125
2-3 Years [Member]
Statements Line Items
Debt repayments	0
Interest payments	0
Operating leases	17
Undiscounted contractual obligations and commitments	17
4-5 Years [Member]
Statements Line Items
Debt repayments	7,020
Interest payments	0
Operating leases	0
Undiscounted contractual obligations and commitments	$ 7,020